FINANCIAL INSTRUMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
FAIR VALUE MEASUREMENT
Schedule of maturity profile of financial liabilities based on contractual undiscounted payments (including interest payments)

December 31, 2022

	Less than one year	1 to 2 years	2 to 3 years	Total
Trade payables	$3,234	$—	$—	$3,234
User accounts	3,328	—	—	3,328
Accrued expenses and other payables	4,750	—	—	4,750
Short-term bank loan and credit	2,505	—	—	2,505
Lease liabilities	657	422	2	1,081
Contingent consideration	286	1,250	1,000	2,536
	$14,760	$1,672	$1,002	$17,434

December 31, 2021:

	Less than one year	1 to 2 years	2 to 3 years	Total
Trade payables	$587	$—	$—	$587
User accounts	9,201	—	—	9,201
Accrued expenses and other payables	2,873	—	—	2,873
Lease liabilities	702	658	467	1,827
Contingent consideration	300	300	—	600
	$13,663	$958	$467	$15,088

Schedule of changes in liabilities arising from financing activities

					Total
					liabilities
					arising
				Short-term	from
	Long-term	Lease	Contingent	bank loan and	financing
	bank loan	liabilities	consideration	credit	activities
Balance as of December 31, 2020	$368	$2,020	$—	$—	$2,388
New leases	—	305	—	—	305
Modification	—	49	—	—	49
Contingent payment for a business combination	—	—	1,375	—	1,375
Cash flows	(364)	(574)	—	—	(938)
Currency revaluations	(4)	(57)	—		(61)
Balance as of December 31, 2021	—	1,743	1,375	—	3,118
New leases	—	74	—	—	74
Contingent payment for a business combination	—	—	1,768	—	1,768
Changes in the fair value of contingent consideration	—	—	(1,037)	—	(1,037)
Cash flows	—	(688)	—	2,505	1,817
Currency revaluations	—	(121)	—	—	(121)
Balance as of December 31, 2022	$—	$1,008	$2,106	$2,505	$5,619

Schedule of fair value measurement hierarchy for financial instruments assets and liabilities carried at fair value

	Fair value hierarchy (unaudited)
As of June 30, 2023:	Level 1	Level 2	Level 3	Total
Assets measured at fair value:
Other current receivables - hedge instrument	$25	$—	$—	$25
Liabilities measured at fair value:
Other current liabilities - contingent payments for business combinations	—	—	(521)	(521)
Other current liabilities - hedge instruments	(74)	—	—	(74)
Other long-term liabilities - contingent payments for business combinations	—	—	(433)	(433)
Warrants liability	$(3,522)	$—	$—	$(3,522)

	Fair value hierarchy (audited)
As of December 31, 2022:	Level 1	Level 2	Level 3	Total
Assets measured at fair value:
Other current receivables - hedge instrument	$12	$—	$—	$12
Liabilities measured at fair value:
Other current liabilities - contingent payments for business combinations	—	—	(729)	(729)
Other current liabilities - hedge instruments	(66)	—	—	(66)
Other long-term liabilities - contingent payments for business combinations	$—	$—	$(1,377)	$(1,377)

As of December 31, 2022:

	Fair value hierarchy
	Level 1	Level 2	Level 3	Total
Assets measured at fair value:
Other current receivables - hedge instruments	$12	$—	$—	$12
Liabilities measured at fair value:
Other current liabilities - contingent payment for a business combination	—	—	(729)	(729)
Other current payables - hedge instruments	(66)	—	—	(66)
Other long-term liabilities - contingent payment for a business combination	$—	$—	$(1,377)	$(1,377)

NOTE 6: — FINANCIAL INSTRUMENTS (continued)

As of December 31, 2021:

	Fair value hierarchy
	Level 1	Level 2	Level 3	Total
Assets measured at fair value:
Other current receivables - hedge instruments	$19	$—	$—	$19
Liabilities measured at fair value:
Other current liabilities - contingent payment for a business combination	—	—	(688)	(688)
Other current payables - hedge instruments	(10)	—	—	(10)
Other long-term liabilities - contingent payment for a business combination	$—	$—	$(687)	$(687)

Schedule of changes in level 3

	Accrued
	expenses and	Other long-
	other payables	term liabilities	Total
Fair value as of December 31, 2022	$729	$1,377	$2,106
Change in fair value	(375)	(528)	(903)
Payment	(249)	—	(249)
Classification of current maturity	416	(416)	—

	$521	$433	$954

	Accrued
	expenses and	Other long-
	other	term
	payables	liabilities	Total

Fair value as of December 31, 2021	$688	$687	$1,375
Business combination (see Note 5a)	—	1,768	1,768
Change in fair value	(263)	(774)	(1,037)
Classification of current maturity	304	(304)	—

	$729	$1,377	$2,106